ENVIRONMENTAL LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ENVIRONMENTAL LIABILITIES
Provision for environmental liabilities	R$ 297,094	R$ 112,308
Current	125,992	60,913
Non-current	R$ 171,102	R$ 51,395